RESTATEMENT (Details Operations) - USD ($)	3 Months Ended						6 Months Ended	9 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
General and administrative expenses	$ 2,239,988			$ 2,548,087				$ 6,524,042	$ 5,804,791
Loss from operations	(2,272,589)			(2,666,044)				$ (5,073,416)	$ (6,447,240)
Net loss	$ (2,280,180)	$ (1,070,977)	$ (2,440,044)	$ (3,475,342)	$ (1,873,523)	$ (2,355,158)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
General and administrative expenses		2,255,965					$ 4,784,554
Loss from operations		(1,008,780)					(3,301,327)
Net loss		$ (1,571,477)					$ (4,011,521)
Net loss per share – basic and diluted		$ (0.20)					$ (0.50)
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
General and administrative expenses		$ (500,500)					$ (500,500)
Loss from operations		500,500					500,500
Net loss		500,500					500,500
As Restated [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
General and administrative expenses		1,755,465					4,284,054
Loss from operations		(508,280)					(2,800,827)
Net loss		$ (1,070,977)					$ (3,511,021)
Net loss per share – basic and diluted		$ (0.13)					$ (0.44)